Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Taxes And Payroll Charges [abstract]
INSS (social security contribution)	$ 55.8	$ 52.6
IPI (manufacturing tax)	0.3	4.2
PIS and COFINS	8.0	3.6
IRRF (withholding tax)	7.4	1.4
FGTS (government employee severance indemnity fund)	2.4	0.3
Others	9.8	6.2
Total	83.7	68.3
Current portion	71.9	54.9
Non-current portion	$ 11.8	$ 13.4